CONSOLIDATED BALANCE SHEET - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash	$ 48,803	$ 668,326	$ 3,136,766
Accounts receivable, net	545,361	343,709	175,068
Inventory	1,429,086	1,363,443	1,056,756
Prepaid expenses and other current assets	713,855	628,675	591,434
Total current assets	2,737,105	3,004,153	4,960,024
Restricted Cash	133,231	133,198	133,065
Property and equipment, net	3,711	4,587	8,399
Patents, net	$ 1,176,470	1,211,765	1,352,941
Trademarks, net		6,849	48,516
Goodwill	$ 3,474,502	3,474,502	3,474,502
Total assets	7,525,019	7,835,054	9,977,447
Current Liabilities:
Accounts payable and accrued expenses	1,565,423	1,922,285	1,222,404
Debt	129,884	4,263,002	2,596,667
Derivative liabilities	3,396,940	1,569,522	1,619,021
Total current liabilities	5,092,247	7,754,809	5,438,092
Stockholders' Equity
Common Stock, $0.001 par value, 120,000,000 and 40,000,000 shares authorized, 48,622,675 and 27,885,587 shares issued and outstanding at December 31, 2014 and December 31, 2013, respectively	53,691	48,623	27,886
Preferred Stock – Series B (liquidation preference of $4 per share), $0.001 par value, 2,750,000 shares authorized, 1,490,995 and 1,776,923 shares issued and outstanding at December 31, 2014 and December 31, 2013, respectively	1,343	$ 1,491	$ 1,777
Preferred Stock - Series C (liquidation preference $100 per share), $0.001 par value, 90,000 shares authorized, 57,148 and 0 shares issued and outstanding at March 31, 2015 and December 31, 2014, respectively	57
Additional paid in capital	23,013,807	$ 18,388,212	$ 14,751,170
Accumulated deficit	(20,636,126)	(18,358,081)	(10,241,478)
Total stockholders' equity	2,432,772	80,245	4,539,355
Total liabilities and shareholders' equity	$ 7,525,019	$ 7,835,054	$ 9,977,447